Shares Issued and Outstanding (Tables)	6 Months Ended
Jun. 30, 2020
Shares Issued and Outstanding [Abstract]
Shares Issued and Outstanding [text block table]

Shares issued and outstanding

in million	Jun 30, 2020	Dec 31, 2019
Shares issued	2,066.8	2,066.8
Shares in treasury	9.9	0.7
Of which:
Buyback	9.9	0.7
Other	0.0	0.0
Shares outstanding	2,056.9	2,066.1